Trade payables and accrued expenses	12 Months Ended
Mar. 31, 2021
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Trade payables and accrued expenses	15. Trade payables and accrued expenses

	As at March 31,
	2020		2021
Trade payables	₹	27,053	₹	23,232
Accrued expenses		51,076		55,638

	₹	78,129	₹	78,870